TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES
A.    Non-Current trade and other receivables

	2021	2020
In thousands of euro
Loans receivable	19,099	1,841
Call deposit	4,051	1,617
Cash Guarantees and deposits	12,957	7,328
Other	49	—
Total	36,156	10,786

Non-current trade and other receivables are composed of financial assets classified as at amortized cost.
The Group classifies its financial assets as at amortized cost if both of the following criteria are met:

•The assets are held within a business model whose objective is to collect the contractual cash flows and
•The contractual terms give rise to cash flows that are solely payments of principal and interest.

(i)    Loans receivable

During October 2020, Arrival Group entities entered into multiple loan agreements with the Wider Group Employees and provided (a) interest free 12 months loans in an aggregate amount of EUR 38,257,000 , (b) 10 years loans with an annual interest rate of 1.12% in an aggregate amount of EUR 2,451,000 and (c) 10-year loans with an annual interest rate of 1.50% in an aggregate amount of EUR 1,402,000 (d) interest free 10 years loans in an aggregate amount of EUR 476,000 to the RSP participants to finance the purchase of ordinary shares in Arrival Luxembourg S.à r.l. This was a non-cash transaction.
At initial recognition the loans have been measured at fair value of EUR 27,400,000 (note 13B). The loans, as per the accounting policy of the group, are accounted for at amortized cost and the impact of the interest generated is presented in finance income as interest receivable (see note 21). The difference between the fair value and the nominal value of the loans has been recorded in the RSPs reserves.
On September 30, 2021, the Group signed new loan agreements with some employees of the Group, in order to re-finance the RSP loans of the employees that were expiring in October 2021. Due to the refinancing, IFRS 9 requires derecognition of the carrying amount of the loans re-financed and to recognize the fair value of the new loans granted. The carrying amount the loans that has been derecognized amounted to EUR 32,291,894. The fair value of the new loans granted amounted EUR 28,664,736. The net impact amounted to EUR 3,628,000 and it is presented in Finance cost (see note 21).

As of December 31, 2021, management decided to amend the terms of the loans maturing in October 2022 and to extend them to October 10, 2027. The loan extension has been approved by the Board of Directors on April 8, 2022. Accordingly, management has reassessed the expected redemption date for all loans and based on the updated redemption dates the BSMOPM yields a fair value of the loans maturing in October 2027 of EUR 18,188,945 and a fair value for the loans maturing on October 10, 2030, of EUR 2,074,172. The difference between the carrying amount of the loans expected to mature in 2027 and the fair value of this loans has been recorded as impairment of RSP for EUR 11,086,000 loans and it is presented in the Finance cost (see note 21).

The change in estimate of the repayment for the RSP loans maturing in 2030 has resulted in a charge to the consolidated statement of profit or (loss) for the period of an amount of EUR 1,475,454.

An analysis indicating the sensitivity of the loans fair value to a change in some key input factors can be found in the section regarding the “use of estimates and judgements” within page F-23.

(ii)    Call deposits

The Call deposit is comprised of deposits the Group have made for facilities in the US and the Group does not have the right to withdraw the money. The Call deposits will be maintained and renewed as needed in order to comply with the terms of the lease agreements.

(iii)    Cash guarantees and deposits

Cash guarantees and deposits are amounts that some companies of the Group have deposited in escrow accounts in order to obtain a lease and/or to obtain services provided by third parties. The cash guarantees match each lease duration. The leases expire between 2 to 15 years.
B.    Current trade and other receivables

	2021	2020
In thousands of euro
R&D tax credits	13,103	21,298
VAT receivable	12,170	5,260
Other tax receivables	12,201	—
Call deposit	—	427
Deferred charges	986	43
Loans receivable	126	23,913
Impairment of other receivables	(37)	(6)
Other receivables	1,475	489
Total	40,024	51,424
R&D Tax Credits are credits that our UK companies have claimed based on the R&D incentive program of the UK government. The Research and Development Expenditure Credit ("RDEC") incentive programme credits of EUR 14,031,310 (2020: EUR 6,728,861) are recognized in intangible assets and EUR 3,472,979 (2020: nil) as credit in the statements of profit or loss against non-capitalized programme expenses. Small and Medium Enterprise Research and Development ("SME R&D") relief is credited to tax expense in the consolidated statement of profit or (loss) (see note 17A), in 2021 Arrival was no longer eligible to the tax relief offered by the program due to size, in 2020 the relief credited to tax expense was EUR 13,252,206. Loans receivable comprises short term loans to employees including mobility incentive scheme of cycling to work.